Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 135,033		$ 135,033		$ (35,525)	$ (42,431)	$ 0	$ 108,982	$ 135,140
Redemption period							1 year
Net loss attributable to redeemable noncontrolling interest	$ (1,080)	$ 18,515	$ 0	$ 60,715	$ 0	$ (1,080)	$ 0	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)							59,930
LGM Enterprises, LLC
Noncontrolling Interest [Line Items]
Company ownership	22.00%	22.00%		22.00%		22.00%